FINANCIAL LIABILITIES - Narrative (Details) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2023 shares	Aug. 31, 2021	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 24, 2024
Disclosure of detailed information about financial instruments [line items]
Equity issued, exchangeable shares (in shares)	21,100,000
Number of share issued, opening (in dollar per share) | $ / shares			$ 31.79
Dividends recognised as distributions to owners | $			$ 213	$ 178	$ 158
BIHC
Disclosure of detailed information about financial instruments [line items]
Exchangeable share, conversion ratio						1
Class A.2 Shares
Disclosure of detailed information about financial instruments [line items]
Issuance of exchangeable LP units (in shares)			0	0
Exchangeable share conversion (in shares)			0	0
Class A.2 Shares | BIHC
Disclosure of detailed information about financial instruments [line items]
Exchangeable share, conversion ratio						1
Exchangeable Shares
Disclosure of detailed information about financial instruments [line items]
Issuance of exchangeable LP units (in shares)			199,066	220,956
Exchangeable Share, Deliver for Each Unit Purchased		1
Exchangeable share conversion (in shares)			19,223	11,002
Class C Shares
Disclosure of detailed information about financial instruments [line items]
Issuance of exchangeable LP units (in shares)			0	0
Equity issued, exchangeable shares (in shares)	9,000,000
Exchangeable share conversion (in shares)			0	0